As filed with the Securities and Exchange Commission on June 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  April 30, 2013

Item 1. Schedule of Investments.

McKinley Diversified Income Fund
SCHEDULE OF INVESTMENTS at April 30, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 66.2%
Biotechnology: 1.1%
18,136	PDL BioPharma, Inc.	$140,373
Capital Markets: 14.3%
15,502	AllianceBernstein Holding LP	367,242
10,892	The Blackstone Group LP	223,831
11,609	Main Street Capital Corp.	348,967
25,390	Medley Capital Corp.	395,577
2,451	Oaktree Capital Group, LLC	127,256
15,773	Solar Capital Ltd.	377,448
		1,840,321
Chemicals: 1.2%
2,556	LyondellBasell Industries NV	155,149
Commercial Banks: 3.3%
2,402	Westpac Banking Corp.	420,542
Diversified Financial Services: 3.1%
37,847	KKR Financial Holdings, LLC	404,584
Diversified Telecommunication Services: 7.2%
9,212	AT&T, Inc.	345,081
8,497	CenturyLink, Inc.	319,232
10,158	Telstra Corp. Ltd.	262,991
		927,304
Energy Equipment & Services: 3.1%
10,373	SeaDrill Limited	399,257
Gas Utilities: 2.1%
6,075	AmeriGas Partners LP	275,380
Metals & Mining: 1.9%
7,564	Southern Copper Corp.	252,108
Oil, Gas & Consumable Fuels: 12.6%
15,655	Breitburn Energy Partners LP	320,145
9,568	Calumet Specialty Products Partners LP	361,287
3,997	Energy Transfer Partners LP	199,011
9,336	Linn Energy, LLC	360,462
3,768	Plains All American Pipeline LP	216,359
3,587	Targa Resources Partners LP	162,850
		1,620,114
Pharmaceuticals: 5.3%
4,005	AstraZeneca PLC	207,940
7,144	Bristol Myers Squibb Co.	283,759
3,670	GlaxoSmithKline PLC	189,519
		681,218
Semiconductors & Semiconductor Equipment: 2.1%
11,271	Intel Corp.	269,940
Thrifts & Mortgage Finance: 2.7%
15,225	Home Loan Servicing Solutions Ltd.	344,846
Tobacco: 4.3%
7,639	Altria Group, Inc.	278,900
5,898	Reynolds American, Inc.	279,683
		558,583

Trading Companies & Distributors: 1.9%
5,990	TAL International Group, Inc.	247,986
TOTAL COMMON STOCKS
(Cost $8,396,021)		8,537,705
PARTNERSHIPS & TRUSTS: 23.7%
Real Estate Investment Trusts: 23.7%
9,412	Agree Realty Corp.	283,019
9,924	American Capital Agency Corp.	330,568
11,095	Capstead Mortgage Corp.	147,342
12,174	Medical Properties Trust, Inc.	195,880
33,808	MFA Financial, Inc.	313,400
34,615	Newcastle Investment Corp.	392,188
43,383	Northstar Realty Finance Corp.	432,529
5,858	Omega Healthcare Investors, Inc.	192,552
7,147	Plum Creek Timber Co., Inc.	368,356
17,470	Redwood Trust, Inc.	398,665
TOTAL PARTNERSHIPS & TRUSTS
(Cost $3,001,611)		3,054,499

INVESTMENT COMPANIES: 8.7%
23,883	Ares Capital Corp.	433,716
29,679	Prospect Capital Corp.	327,359
35,424	TICC Capital Corp.	360,262
TOTAL INVESTMENT COMPANIES
(Cost $1,097,195)		1,121,337

SHORT-TERM INVESTMENT: 2.3%
Money Market Fund: 2.3%
297,406	Invesco Treasury Portfolio, 0.02%1	297,406
TOTAL SHORT-TERM INVESTMENT
(Cost $297,406)		297,406

TOTAL INVESTMENTS IN SECURITIES: 100.9%
(Cost $12,792,233)		13,010,947
Liabilities in Excess of Other Assets: (0.9)%		(115,150)
TOTAL NET ASSETS: 100.0%		$12,895,797

1	Seven-day yield as of April 30, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at April 30, 2013 was as follows+:

Cost of investments	$12,792,233
Gross unrealized appreciation	339,928
Gross unrealized depreciation	(121,214)
Net unrealized appreciation	$218,714

+Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments since the Fund does not have a full fiscal year.

Summary of Fair Value Exposure at April 30, 2013 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. The accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 -  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2013. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,537,705	$-	$-	$8,537,705
Partnerships & Trusts	3,054,499	-	-	3,054,499
Investment Companies	1,121,337	-	-	1,121,337
Short-Term Investments	297,406	-	-	297,406
Total Investments in Securities	$13,010,947	$-	$-	$13,010,947

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)          /s/ Elaine E. Richards
Elaine E. Richards, President

Date             6/25/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Elaine E. Richards
Elaine E. Richards, President

Date             6/25/13

By (Signature and Title)*       /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date             6/27/13

* Print the name and title of each signing officer under his or her signature.